Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

City National has granted loans to certain non-executive officers and directors of the Company and its subsidiaries, and to their associates totaling $14.2 million at December 31, 2015 and $4.5 million at December 31, 2014. The loans were made in the ordinary course of business and on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with third-party lending arrangements.  During 2015, total principal additions were $10.8 million and total principal reductions were $1.1 million.